Related Party Transactions and Balances (Details) - Schedule of due from related parties - USD ($)		Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	[1]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties		$ 20,366,043	$ 55,839,045	$ 2,840,728
Qianhai Baiyu [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties				2,840,728	[2]
TD International Trade [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties			4,592,698		[3]
Yangzhou TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[4]		3,041,180
Zhejiang TD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[4]		8,734,024
Yunfeihu [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[5]		19,830,214
TTHD [Member]
Related Party Transactions and Balances (Details) - Schedule of due from related parties [Line Items]
Total due from related parties	[6]		$ 19,640,929

[1]	The balance due from related parties as of December 31, 2019 have been reclassified to conform to the consolidated balance sheets as of December 31, 2020, primarily for the effects of discontinued operations.
[2]

The balance due from Qianhai Baiyu represented a loan principal and interest due from the related party. The Company charged the related party interest rates 10% per annum.

From December 2, 2019 to December 31, 2019, the Company lent loans aggregating $2,839,533 to Qianhai Baiyu, which was controlled by Mr. Zhiping Chen, the legal representative of the Company. The Company charged the related party interest rates 10% per annum. For the year ended December 31, 2019, the Company recognized interest income of $25,537. Principal and interest are repaid on maturity of the loan.

On March 31, 2020, Mr. Zhiping Chen transferred his controlling equity interest to an unrelated third party and Qianhai Baiyu was not a related party of the Company. On October 26, 2020, the Company acquired 100% equity interest in Qianhai Baiyu, and the balance due from Qianhai Baiyu was eliminated on the consolidation level. (Note 5).

[3]

The balance due from TD International Trade consisted of loan receivable of $3,053,914, interest receivable of $8,000 and prepayments of $1,530,784 for commodity products.

In December 2020, the Company provided loans of approximately $2.9 million to TD International Trade with a loan term of one year. Both loan principal and internet were due in December 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $8,000 as of December 31, 2020.

[4]	The balance due from Yangzhou TD and Zhejiang TD represented prepayments for commodity products.
[5]	The balance due from Yunfeihu represented loans provided to the related party. Both the principal and interest will be due in August 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $195,000 as of December 31, 2020.
[6]	The balance due from TTHD represented loans provided to the related party. Both the principal and interest will be due in December 2021, with an interest rate of 10.95% per annum. The Company recognized interest receivable of $50,000 as of December 31, 2020.